Equity Incentive Plan (Tables)	9 Months Ended
Sep. 30, 2014
Equity Incentive Plan [Abstract]
Schedule of non-vested shares and weighted average grant date Market Price
	Non- vested Stock	Weighted Average Grant Date Market Price
January 1, 2014	1,569,102	$ 8.52
Awarded	977,500	9.83
Vested	(615,769	)8.52
Forfeited	(1,750	)7.25
September 30, 2014	1,929,083	$ 9.18

Schedule of unrecognized compensation cost
Amount
October 1 to December 31, 2014	$ 3,157
2015	4,231
2016	1,057
2017	83
$ 8,528